UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund Schedule of Investments June 30, 2006
	Shares	Market Value ($000)

Common Stocks (81.8%)

Consumer Discretionary (8.4%)
Home Depot, Inc.	1,695,883	60,696
Time Warner, Inc.	3,482,296	60,244
* Comcast Corp. Class A	1,707,249	55,895
The Walt Disney Co.	1,755,851	52,676
Lowe's Cos., Inc.	624,252	37,873
News Corp., Class A	1,916,300	36,755
Target Corp.	701,870	34,300
McDonald's Corp.	1,003,219	33,708
* Starbucks Corp.	609,412	23,011
* Viacom Inc. Class B	616,942	22,111
Best Buy Co., Inc.	324,632	17,803
CBS Corp.	614,642	16,626
* Kohl's Corp.	273,255	16,155
Federated Department Stores, Inc.	433,350	15,861
The McGraw-Hill Cos., Inc.	293,106	14,723
Carnival Corp.	344,449	14,377
Staples, Inc.	579,410	14,091
^ General Motors Corp.	448,712	13,367
Johnson Controls, Inc.	155,553	12,790
Clear Channel Communications, Inc.	412,619	12,771
Omnicom Group Inc.	142,503	12,696
* Sears Holdings Corp.	80,122	12,406
J.C. Penney Co., Inc. (Holding Co.)	183,654	12,398
NIKE, Inc. Class B	151,084	12,238
Harley-Davidson, Inc.	217,054	11,914
Yum! Brands, Inc.	220,154	11,067
Gannett Co., Inc.	190,104	10,633
Ford Motor Co.	1,497,485	10,378
Starwood Hotels & Resorts Worldwide, Inc.	171,703	10,361
Harrah's Entertainment, Inc.	145,252	10,339
International Game Technology	269,255	10,216
Marriott International, Inc. Class A	264,306	10,075
* Amazon.com, Inc.	248,500	9,612
* Coach, Inc.	304,400	9,102
* Office Depot, Inc.	236,005	8,968
TJX Cos., Inc.	367,758	8,407
Fortune Brands, Inc.	115,552	8,205
The Gap, Inc.	457,510	7,961
Hilton Hotels Corp.	264,756	7,487
* Bed Bath & Beyond, Inc.	223,854	7,425
Limited Brands, Inc.	282,133	7,220
Tribune Co.	212,257	6,883
Nordstrom, Inc.	177,204	6,468
H & R Block, Inc.	265,406	6,333
* Univision Communications Inc.	178,605	5,983
* Apollo Group, Inc. Class A	112,203	5,798
Newell Rubbermaid, Inc.	223,213	5,766
Genuine Parts Co.	135,653	5,651
Eastman Kodak Co.	226,904	5,396
Black & Decker Corp.	62,901	5,313
Mattel, Inc.	319,644	5,277
D. R. Horton, Inc.	220,000	5,240
Wendy's International, Inc.	89,552	5,220
Pulte Homes, Inc.	173,404	4,992
Whirlpool Corp.	60,018	4,960
Lennar Corp. Class A	111,200	4,934
VF Corp.	72,230	4,906
Centex Corp.	97,202	4,889
Harman International Industries, Inc.	53,100	4,533
Sherwin-Williams Co.	91,252	4,333
Darden Restaurants Inc.	104,953	4,135
* AutoZone Inc.	44,951	3,965
Leggett & Platt, Inc.	151,903	3,795
Tiffany & Co.	113,052	3,733
Dollar General Corp.	258,543	3,614
Circuit City Stores, Inc.	121,253	3,301
* AutoNation, Inc.	145,704	3,124
Family Dollar Stores, Inc.	123,503	3,017
Liz Claiborne, Inc.	80,852	2,996
E.W. Scripps Co. Class A	68,900	2,972
Jones Apparel Group, Inc.	91,152	2,898
New York Times Co. Class A	117,552	2,885
The Stanley Works	59,901	2,829
KB Home	61,402	2,815
* Interpublic Group of Cos., Inc.	330,906	2,763
Brunswick Corp.	78,601	2,614
Hasbro, Inc.	134,603	2,438
OfficeMax, Inc.	56,551	2,304
Snap-On Inc.	45,251	1,829
Meredith Corp.	35,501	1,759
Dow Jones & Co., Inc.	47,551	1,665
Dillard's Inc.	50,501	1,608
* Big Lots Inc.	90,952	1,553
RadioShack Corp.	108,531	1,519
* The Goodyear Tire & Rubber Co.	132,103	1,466
^ Cooper Tire & Rubber Co.	57,151	637

		946,050

Consumer Staples (7.8%)
The Procter & Gamble Co.	2,625,753	145,992
Altria Group, Inc.	1,665,991	122,334
Wal-Mart Stores, Inc.	1,994,204	96,061
PepsiCo, Inc.	1,322,626	79,410
The Coca-Cola Co.	1,644,576	70,750
Walgreen Co.	807,995	36,231
Anheuser-Busch Cos., Inc.	619,790	28,256
Colgate-Palmolive Co.	411,407	24,643
Kimberly-Clark Corp.	367,899	22,699
Costco Wholesale Corp.	377,699	21,578
Archer-Daniels-Midland Co.	517,332	21,356
CVS Corp.	647,312	19,873
Sysco Corp.	492,209	15,042
General Mills, Inc.	284,306	14,687
The Kroger Co.	573,111	12,528
Avon Products, Inc.	359,657	11,149
H.J. Heinz Co.	264,905	10,919
Sara Lee Corp.	606,862	9,722
Kellogg Co.	200,696	9,720
Safeway, Inc.	362,607	9,428
ConAgra Foods, Inc.	418,508	9,253
Wm. Wrigley Jr. Co.	177,966	8,073
Reynolds American Inc.	67,462	7,778
The Hershey Co.	140,974	7,763
The Clorox Co.	118,203	7,207
Whole Foods Market, Inc.	111,200	7,188
UST, Inc.	131,403	5,938
Campbell Soup Co.	143,546	5,327
Coca-Cola Enterprises, Inc.	243,607	4,962
SuperValu Inc.	157,667	4,840
Brown-Forman Corp. Class B	66,372	4,742
* Constellation Brands, Inc. Class A	158,400	3,960
Estee Lauder Cos. Class A	97,200	3,759
McCormick & Co., Inc.	108,752	3,649
The Pepsi Bottling Group, Inc.	108,744	3,496
* Dean Foods Co.	85,100	3,165
Molson Coors Brewing Co. Class B	45,951	3,119
Tyson Foods, Inc.	203,100	3,018
Alberto-Culver Co. Class B	60,351	2,940

		882,555

Energy (8.3%)
ExxonMobil Corp.	4,874,718	299,064
Chevron Corp.	1,777,130	110,289
ConocoPhillips Co.	1,317,002	86,303
Schlumberger Ltd.	943,438	61,427
Occidental Petroleum Corp.	343,916	35,269
Valero Energy Corp.	496,408	33,021
Halliburton Co.	412,117	30,583
Marathon Oil Corp.	292,114	24,333
Baker Hughes, Inc.	272,865	22,334
Devon Energy Corp.	352,706	21,307
* Transocean Inc.	260,212	20,900
Apache Corp.	262,511	17,916
Anadarko Petroleum Corp.	367,974	17,549
* Weatherford International Ltd.	275,400	13,665
EOG Resources, Inc.	191,904	13,307
Kerr-McGee Corp.	189,260	13,125
XTO Energy, Inc.	287,900	12,745
Williams Cos., Inc.	478,278	11,173
Hess Corp.	193,653	10,235
BJ Services Co.	259,004	9,651
Chesapeake Energy Corp.	294,900	8,921
* National Oilwell Varco Inc.	140,150	8,874
* Nabors Industries, Inc.	254,404	8,596
Kinder Morgan, Inc.	85,252	8,516
Noble Corp.	110,452	8,220
El Paso Corp.	532,807	7,992
Sunoco, Inc.	108,136	7,493
Murphy Oil Corp.	132,600	7,407
CONSOL Energy, Inc.	104,197	4,868
Rowan Cos., Inc.	88,051	3,134

		938,217

Financials (17.5%)
Citigroup, Inc.	3,984,578	192,216
Bank of America Corp.	3,674,263	176,732
American International Group, Inc.	2,072,073	122,356
JPMorgan Chase & Co.	2,782,530	116,866
Wells Fargo & Co.	1,337,925	89,748
Wachovia Corp.	1,295,312	70,050
Morgan Stanley	857,196	54,183
American Express Co.	987,994	52,581
The Goldman Sachs Group, Inc.	348,057	52,358
Merrill Lynch & Co., Inc.	733,094	50,994
U.S. Bancorp	1,437,705	44,396
Fannie Mae	772,654	37,165
Washington Mutual, Inc.	791,587	36,081
Freddie Mac	551,640	31,449
MetLife, Inc.	605,111	30,988
Prudential Financial, Inc.	395,188	30,706
The Allstate Corp.	519,665	28,441
Lehman Brothers Holdings, Inc.	431,808	28,132
The St. Paul Travelers, Cos. Inc.	554,260	24,709
SunTrust Banks, Inc.	295,954	22,569
Capital One Financial Corp.	239,114	20,432
The Hartford Financial Services Group Inc.	241,434	20,425
The Bank of New York Co., Inc.	615,761	19,828
AFLAC Inc.	397,658	18,431
Countrywide Financial Corp.	481,408	18,332
BB&T Corp.	427,458	17,778
SLM Corp.	332,506	17,596
Fifth Third Bancorp	443,571	16,390
PNC Financial Services Group	230,704	16,189
Progressive Corp. of Ohio	626,812	16,115
The Chubb Corp.	320,606	15,998
National City Corp.	436,982	15,814
State Street Corp.	262,555	15,252
Golden West Financial Corp.	204,434	15,169
Lincoln National Corp.	236,774	13,364
Bear Stearns Co., Inc.	94,999	13,307
Charles Schwab Corp.	825,235	13,187
ACE Ltd.	255,654	12,934
The Principal Financial Group, Inc.	220,205	12,254
Simon Property Group, Inc. REIT	146,053	12,114
Regions Financial Corp.	361,060	11,958
Equity Office Properties Trust REIT	323,406	11,808
Marsh & McLennan Cos., Inc.	431,657	11,607
KeyCorp	324,805	11,589
North Fork Bancorp, Inc.	379,629	11,453
Loews Corp.	322,869	11,446
Mellon Financial Corp.	328,557	11,312
Moody's Corp.	194,204	10,576
Franklin Resources Corp.	121,214	10,523
Equity Residential REIT	233,504	10,445
Genworth Financial Inc.	296,700	10,337
ProLogis REIT	194,403	10,132
Legg Mason Inc.	96,100	9,564
Vornado Realty Trust REIT	95,300	9,297
Aon Corp.	259,280	9,028
Ameriprise Financial, Inc.	200,738	8,967
Archstone-Smith Trust REIT	171,100	8,704
XL Capital Ltd. Class A	141,252	8,659
Northern Trust Corp.	149,953	8,292
CIT Group Inc.	158,500	8,288
T. Rowe Price Group Inc.	209,704	7,929
* E*TRADE Financial Corp.	331,452	7,564
Marshall & Ilsley Corp.	164,503	7,524
M & T Bank Corp.	63,432	7,480
AmSouth Bancorp	277,955	7,352
Ambac Financial Group, Inc.	85,202	6,910
Synovus Financial Corp.	253,004	6,775
Comerica, Inc.	129,953	6,756
Zions Bancorp	84,551	6,590
Cincinnati Financial Corp.	138,477	6,510
MBIA, Inc.	107,002	6,265
Kimco Realty Corp. REIT	169,300	6,178
Sovereign Bancorp, Inc.	297,932	6,051
Boston Properties, Inc. REIT	62,800	5,677
Safeco Corp.	97,552	5,497
Compass Bancshares Inc.	97,830	5,439
Public Storage, Inc. REIT	67,700	5,138
Plum Creek Timber Co. Inc. REIT	143,653	5,100
Torchmark Corp.	82,651	5,019
Huntington Bancshares Inc.	202,541	4,776
MGIC Investment Corp.	69,852	4,540
Commerce Bancorp, Inc.	123,933	4,421
UnumProvident Corp.	241,395	4,376
First Horizon National Corp.	97,252	3,910
Apartment Investment & Management Co. Class A REIT	72,751	3,161
Janus Capital Group Inc.	171,454	3,069
Federated Investors, Inc.	68,452	2,156

		1,969,777

Health Care (10.0%)
Johnson & Johnson	2,375,828	142,360
Pfizer Inc.	5,873,898	137,860
Merck & Co., Inc.	1,745,963	63,605
* Amgen, Inc.	932,891	60,853
Abbott Laboratories	1,228,323	53,567
Eli Lilly & Co.	902,057	49,857
UnitedHealth Group Inc.	1,082,720	48,484
Wyeth	1,073,040	47,654
Medtronic, Inc.	963,558	45,210
Bristol-Myers Squibb Co.	1,586,989	41,040
* WellPoint Inc.	526,848	38,339
Schering-Plough Corp.	1,178,332	22,424
* Gilead Sciences, Inc.	372,106	22,014
Cardinal Health, Inc.	336,832	21,668
Baxter International, Inc.	517,659	19,029
Aetna Inc.	452,732	18,078
Caremark Rx, Inc.	355,757	17,742
* Boston Scientific Corp.	964,803	16,247
HCA Inc.	325,651	14,052
* Medco Health Solutions, Inc.	242,633	13,898
Allergan, Inc.	120,952	12,973
* Biogen Idec Inc.	273,899	12,690
* Genzyme Corp.	207,453	12,665
Becton, Dickinson & Co.	197,454	12,070
McKesson Corp.	243,819	11,528
* Zimmer Holdings, Inc.	196,520	11,147
* Forest Laboratories, Inc.	260,205	10,067
Stryker Corp.	230,056	9,688
* St. Jude Medical, Inc.	294,606	9,551
CIGNA Corp.	96,602	9,516
* Express Scripts Inc.	116,802	8,379
Quest Diagnostics, Inc.	128,964	7,728
* Fisher Scientific International Inc.	99,352	7,258
AmerisourceBergen Corp.	166,104	6,963
* Coventry Health Care Inc.	126,400	6,944
* Humana Inc.	128,503	6,901
* Laboratory Corp. of America Holdings	100,000	6,223
C.R. Bard, Inc.	84,902	6,220
Biomet, Inc.	197,654	6,185
* MedImmune Inc.	207,804	5,631
* Hospira, Inc.	130,332	5,596
Applera Corp.-Applied Biosystems Group	151,853	4,912
* Thermo Electron Corp.	129,102	4,679
IMS Health, Inc.	173,962	4,671
* Barr Pharmaceuticals Inc.	86,100	4,106
* Waters Corp.	90,451	4,016
* Patterson Cos	112,000	3,912
Health Management Associates Class A	187,154	3,689
Mylan Laboratories, Inc.	176,654	3,533
* King Pharmaceuticals, Inc.	188,720	3,208
Manor Care, Inc.	58,851	2,761
* Millipore Corp.	42,151	2,655
* Tenet Healthcare Corp.	363,107	2,534
PerkinElmer, Inc.	105,952	2,214
Bausch & Lomb, Inc.	41,951	2,057
* Watson Pharmaceuticals, Inc.	82,902	1,930

		1,130,781

Industrials (9.6%)
General Electric Co.	8,321,108	274,264
United Parcel Service, Inc.	871,867	71,781
The Boeing Co.	638,999	52,340
United Technologies Corp.	810,636	51,411
3M Co.	602,712	48,681
Tyco International Ltd.	1,608,895	44,245
Caterpillar, Inc.	535,550	39,888
FedEx Corp.	242,574	28,347
Emerson Electric Co.	328,456	27,528
Honeywell International Inc.	663,063	26,721
Burlington Northern Santa Fe Corp.	297,702	23,593
General Dynamics Corp.	319,506	20,915
Lockheed Martin Corp.	286,019	20,519
Union Pacific Corp.	210,104	19,531
Northrop Grumman Corp.	279,945	17,933
Norfolk Southern Corp.	329,126	17,516
Raytheon Co.	356,107	15,872
Deere & Co.	189,154	15,792
Waste Management, Inc.	436,719	15,669
Illinois Tool Works, Inc.	327,450	15,554
Cendant Corp.	804,799	13,110
CSX Corp.	175,303	12,348
Danaher Corp.	188,655	12,134
Ingersoll-Rand Co.	261,446	11,185
PACCAR, Inc.	135,118	11,131
Rockwell Automation, Inc.	140,153	10,092
Masco Corp.	332,317	9,850
Textron, Inc.	104,452	9,628
Southwest Airlines Co.	559,912	9,166
Eaton Corp.	117,802	8,882
Dover Corp.	164,203	8,117
Rockwell Collins, Inc.	137,053	7,657
Parker Hannifin Corp.	97,027	7,529
ITT Industries, Inc.	149,802	7,415
Pitney Bowes, Inc.	177,954	7,350
L-3 Communications Holdings, Inc.	95,900	7,233
Cooper Industries, Inc. Class A	72,058	6,696
Fluor Corp.	68,501	6,366
American Standard Cos., Inc.	142,303	6,157
Robert Half International, Inc.	135,853	5,706
R.R. Donnelley & Sons Co.	176,003	5,623
Avery Dennison Corp.	89,502	5,196
W.W. Grainger, Inc.	61,251	4,608
Cummins Inc.	37,601	4,597
Cintas Corp.	112,103	4,457
* Monster Worldwide Inc.	99,702	4,253
Goodrich Corp.	98,252	3,959
Equifax, Inc.	103,352	3,549
Ryder System, Inc.	48,451	2,831
American Power Conversion Corp.	141,403	2,756
Pall Corp.	95,368	2,670
* Allied Waste Industries, Inc.	176,305	2,003
* Navistar International Corp.	53,081	1,306
* Raytheon Co. Warrants Exp. 6/16/11	1,338	17

		1,073,677

Information Technology (12.2%)
Microsoft Corp.	7,094,291	165,297
International Business Machines Corp.	1,251,175	96,115
* Cisco Systems, Inc.	4,910,101	95,894
Intel Corp.	4,696,447	88,998
Hewlett-Packard Co.	2,257,908	71,531
* Google Inc.	161,469	67,709
QUALCOMM Inc.	1,322,184	52,980
* Dell Inc.	1,878,858	45,863
* Oracle Corp.	3,008,278	43,590
Motorola, Inc.	1,995,465	40,209
* Apple Computer, Inc.	679,912	38,837
Texas Instruments, Inc.	1,277,576	38,698
* Yahoo! Inc.	1,007,370	33,243
* Corning, Inc.	1,234,170	29,855
First Data Corp.	612,419	27,583
* eBay Inc.	920,860	26,972
Automatic Data Processing, Inc.	462,709	20,984
* EMC Corp.	1,897,410	20,815
Applied Materials, Inc.	1,266,575	20,620
* Adobe Systems, Inc.	478,808	14,537
* Symantec Corp.	832,907	12,943
* Sun Microsystems, Inc.	2,766,579	11,481
* Agilent Technologies, Inc.	341,254	10,770
* Network Appliance, Inc.	301,465	10,642
* Broadcom Corp.	351,657	10,567
* Electronic Arts Inc.	243,815	10,494
Paychex, Inc.	269,156	10,492
* Xerox Corp.	743,508	10,342
Electronic Data Systems Corp.	408,857	9,837
* Freescale Semiconductor, Inc. Class B	327,402	9,626
Analog Devices, Inc.	293,605	9,436
* Advanced Micro Devices, Inc.	382,755	9,347
* Lucent Technologies, Inc.	3,601,683	8,716
* Intuit, Inc.	141,303	8,533
Linear Technology Corp.	245,005	8,205
Maxim Integrated Products, Inc.	252,155	8,097
* Micron Technology, Inc.	497,909	7,499
* SanDisk Corp.	146,800	7,484
CA, Inc.	359,697	7,392
* Computer Sciences Corp.	149,853	7,259
* Fiserv, Inc.	149,003	6,759
KLA-Tencor Corp.	159,953	6,649
* Autodesk, Inc.	187,004	6,444
National Semiconductor Corp.	269,405	6,425
* Juniper Networks, Inc.	393,760	6,296
Xilinx, Inc.	277,405	6,283
* Citrix Systems, Inc.	145,353	5,834
* NVIDIA Corp.	266,804	5,680
* NCR Corp.	145,302	5,324
* Altera Corp.	282,506	4,958
* Affiliated Computer Services, Inc. Class A	93,852	4,844
* Lexmark International, Inc.	86,402	4,824
* Tellabs, Inc.	353,856	4,710
* VeriSign, Inc.	194,800	4,514
* BMC Software, Inc.	169,854	4,060
Molex, Inc.	116,803	3,921
* Avaya Inc.	334,120	3,816
Jabil Circuit, Inc.	140,903	3,607
* JDS Uniphase Corp.	1,331,871	3,370
* Comverse Technology, Inc.	158,303	3,130
* LSI Logic Corp.	293,006	2,622
* Novellus Systems, Inc.	104,952	2,592
* Solectron Corp.	741,364	2,535
Sabre Holdings Corp.	112,021	2,464
* Ciena Corp.	468,257	2,252
* Convergys Corp.	115,152	2,245
* QLogic Corp.	128,802	2,221
* Teradyne, Inc.	157,953	2,200
Symbol Technologies, Inc.	190,054	2,051
Tektronix, Inc.	69,051	2,031
* Compuware Corp.	302,356	2,026
* Novell, Inc.	283,255	1,878
* Sanmina-SCI Corp.	404,008	1,858
* Unisys Corp.	251,155	1,577
* ADC Telecommunications, Inc.	88,344	1,490
* PMC Sierra Inc.	135,503	1,274
* Parametric Technology Corp.	88,041	1,119
* Andrew Corp.	119,527	1,059
* Gateway, Inc.	267,405	508

		1,366,942

Materials (2.5%)
E.I. du Pont de Nemours & Co.	734,392	30,551
Dow Chemical Co.	772,271	30,142
Alcoa Inc.	695,699	22,513
Newmont Mining Corp. (Holding Co.)	356,703	18,880
Monsanto Co.	213,730	17,994
Praxair, Inc.	256,055	13,827
Nucor Corp.	248,204	13,465
Phelps Dodge Corp.	161,008	13,228
International Paper Co.	389,227	12,572
Weyerhaeuser Co.	193,104	12,021
Air Products & Chemicals, Inc.	177,703	11,359
PPG Industries, Inc.	132,003	8,712
Freeport-McMoRan Copper & Gold, Inc. Class B	149,053	8,259
Vulcan Materials Co.	79,302	6,186
United States Steel Corp.	86,842	6,089
Ecolab, Inc.	148,854	6,041
Rohm & Haas Co.	114,992	5,763
Allegheny Technologies Inc.	71,056	4,920
MeadWestvaco Corp.	144,851	4,046
Sigma-Aldrich Corp.	54,201	3,937
Temple-Inland Inc.	88,502	3,794
Ashland, Inc.	55,951	3,732
Eastman Chemical Co.	66,001	3,564
Sealed Air Corp.	65,166	3,394
Ball Corp.	81,402	3,015
* Pactiv Corp.	111,002	2,747
Bemis Co., Inc.	82,402	2,523
International Flavors & Fragrances, Inc.	66,001	2,326
Louisiana-Pacific Corp.	85,652	1,876
* Hercules, Inc.	86,302	1,317

		278,793

Telecommunication Services (2.7%)
AT&T Inc.	3,097,269	86,383
Verizon Communications Inc.	2,336,483	78,249
BellSouth Corp.	1,435,167	51,953
Sprint Nextel Corp.	2,368,787	47,352
Alltel Corp.	309,705	19,769
* Qwest Communications International Inc.	1,232,447	9,971
* Embarq Corp.	118,439	4,855
CenturyTel, Inc.	102,702	3,815
Citizens Communications Co.	257,304	3,358

		305,705

Utilities (2.8%)
Exelon Corp.	532,670	30,272
Duke Energy Corp.	987,097	28,991
TXU Corp.	369,388	22,086
Dominion Resources, Inc.	277,273	20,737
Southern Co.	592,111	18,977
FirstEnergy Corp.	261,513	14,177
FPL Group, Inc.	321,226	13,292
Public Service Enterprise Group, Inc.	198,653	13,135
Entergy Corp.	164,653	11,649
American Electric Power Co., Inc.	317,766	10,884
PG&E Corp.	271,576	10,668
Edison International	256,505	10,004
PPL Corp.	306,706	9,907
* AES Corp.	527,809	9,738
Sempra Energy	206,945	9,412
Progress Energy, Inc.	203,858	8,739
Consolidated Edison Inc.	193,554	8,602
Ameren Corp.	162,403	8,201
Constellation Energy Group, Inc.	143,852	7,843
Xcel Energy, Inc.	326,451	6,261
DTE Energy Co.	144,003	5,867
KeySpan Corp.	138,402	5,591
* Allegheny Energy, Inc.	129,702	4,808
NiSource, Inc.	216,077	4,719
Pinnacle West Capital Corp.	78,151	3,119
CenterPoint Energy Inc.	236,027	2,950
TECO Energy, Inc.	163,523	2,443
* CMS Energy Corp.	174,152	2,254
* Dynegy, Inc.	279,905	1,531
NICOR Inc.	34,151	1,417
Peoples Energy Corp.	28,851	1,036

		309,310

Total Common Stocks
(Cost $6,332,111)		9,201,807

Temporary Cash Investments (18.4%)

Money Market Fund (13.2%)

1 Vanguard Market Liquidity Fund, 5.136%	1,482,305,305	1,482,305

	Face
	Amount
	($000)
Commercial Paper (4.3%)
ASB Bank Ltd.
2 5.163%, 8/24/06	20,000	19,846
Caisse Nationale Des Casisses D'Epargne
2 5.172%, 9/5/06	50,000	49,526
Dexia Delaware LLC
5.177%, 9/26/06	50,000	49,365
Nationwide Building Society
2 5.110%, 8/7/06	50,000	49,742
Nordea North America Inc.
5.162%, 8/30/06	50,000	49,569
5.167%, 9/6/06	50,000	49,516
Prudential Funding LLC
5.060%, 9/7/06	18,000	17,824
Royal Bank of Scotland Group PLC
5.092%, 9/15/06	50,000	49,450
Societe Generale N.A. Inc.
5.187%, 9/26/06	50,000	49,365
Toronto Dominion
2 5.172%, 9/26/06	50,000	49,365
Westpac Trust Securities NZ Ltd.
2 5.200%, 9/29/06	50,000	49,342

		482,910

U.S.Government Obligation (0.9%)

U.S. Treasury Bill
3 4.787%, 9/7/06	106,500	105,557

Total Temporary Cash Investments
(Cost $2,070,890)		2,070,772

Total Investments (100.2%)
(Cost $8,403,001)		11,272,579

Other Assets and Liabilities - Net (-0.2%)		(17,854)

Net Assets (100%)		11,254,725

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30, 2006, the aggregate value of these securities was $217,821,000, representing 1.9% of net assets.
3 Securities with a value of $105,557,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $8,403,001,000. Net unrealized appreciation of investment securities for tax purposes was $2,869,578,000, consisting of unrealized gains of $3,046,732,000, on securities that had risen in value since their purchase and $177,154,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	19,104	1,222,083	(10,352)
S&P 500 Index	2,609	834,489	(6,934)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund Schedule of Investments June 30, 2006
	Shares	Market Value ($000)

Common Stocks (95.5%)

Consumer Discretionary (12.7%)
Home Depot, Inc.	664,400	23,779
Lowe's Cos., Inc.	280,700	17,030
Gannett Co., Inc.	159,200	8,904
Johnson Controls, Inc.	93,200	7,663
Ford Motor Co.	999,829	6,929
Whirlpool Corp.	79,186	6,545
* Office Depot, Inc.	129,400	4,917
Centex Corp.	84,600	4,255
Lennar Corp. Class A	88,900	3,944
* Mohawk Industries, Inc.	53,400	3,757
KB Home	81,500	3,737
Harley-Davidson, Inc.	66,500	3,650
Liz Claiborne, Inc.	92,100	3,413
D. R. Horton, Inc.	133,329	3,176
Eastman Kodak Co.	125,800	2,992
The Gap, Inc.	165,400	2,878
Lear Corp.	128,700	2,858
Wendy's International, Inc.	48,400	2,821
* Bed Bath & Beyond, Inc.	81,900	2,717
MDC Holdings, Inc.	51,140	2,656
Jones Apparel Group, Inc.	78,500	2,496
TJX Cos., Inc.	108,800	2,487
Beazer Homes USA, Inc.	48,600	2,229
American Axle & Manufacturing Holdings, Inc.	127,600	2,183
Ryland Group, Inc.	42,400	1,847
ArvinMeritor, Inc.	106,800	1,836
Pulte Homes, Inc.	60,400	1,739
Brinker International, Inc.	46,900	1,702
Tribune Co.	47,800	1,550
Tiffany & Co.	43,400	1,433
^ Furniture Brands International Inc.	63,900	1,332
Applebee's International, Inc.	68,300	1,313
* Rent-A-Center, Inc.	47,400	1,178
Polo Ralph Lauren Corp.	21,400	1,175
Newell Rubbermaid, Inc.	43,800	1,131
CBRL Group, Inc.	32,700	1,109
Mattel, Inc.	63,000	1,040
* AutoNation, Inc.	42,500	911
Group 1 Automotive, Inc.	15,400	868
* Dollar Tree Stores, Inc.	29,300	776
New York Times Co. Class A	31,200	766
Dillard's Inc.	22,900	729
Snap-On Inc.	17,600	711
* Ryan's Restaurant Group, Inc.	58,400	696
Sonic Automotive, Inc.	31,000	688
* TRW Automotive Holdings Corp.	25,100	685
* Valassis Communications, Inc.	24,900	587
* Jack in the Box Inc.	10,400	408
* Papa John's International, Inc.	11,000	365
American Greetings Corp. Class A	15,600	328
* ITT Educational Services, Inc.	4,900	322
Kellwood Co.	10,800	316
* Columbia Sportswear Co.	6,400	290
Borders Group, Inc.	14,000	258
^* William Lyon Homes, Inc.	2,000	218
* Zale Corp.	7,600	183
La-Z-Boy Inc.	12,700	178
Standard Pacific Corp.	4,800	123
Blyth, Inc.	6,200	114
* Pomeroy IT Solutions, Inc.	11,500	83

		157,004

Consumer Staples (8.8%)
Wal-Mart Stores, Inc.	582,500	28,059
Altria Group, Inc.	313,500	23,020
The Kroger Co.	423,600	9,260
Safeway, Inc.	328,400	8,538
Tyson Foods, Inc.	442,300	6,573
The Coca-Cola Co.	135,900	5,846
Sara Lee Corp.	323,300	5,179
Archer-Daniels-Midland Co.	115,200	4,755
SuperValu Inc.	142,425	4,372
Costco Wholesale Corp.	57,100	3,262
* Dean Foods Co.	56,900	2,116
Kraft Foods Inc.	55,100	1,703
Universal Corp. (VA)	39,700	1,478
Nash-Finch Co.	40,800	869
The Pepsi Bottling Group, Inc.	24,500	788
* Performance Food Group Co.	22,700	690
Flowers Foods, Inc.	17,000	487
Sanderson Farms, Inc.	16,800	470
Longs Drug Stores, Inc.	9,700	442
* Smithfield Foods, Inc.	6,500	187
PepsiAmericas, Inc.	8,400	186
Walgreen Co.	2,700	121
Weis Markets, Inc.	1,300	54
Chiquita Brands International, Inc.	1,700	23

		108,478

Energy (4.1%)
ExxonMobil Corp.	223,400	13,706
ConocoPhillips Co.	166,990	10,943
Anadarko Petroleum Corp.	102,300	4,879
Apache Corp.	69,800	4,764
Chevron Corp.	69,200	4,295
* Stone Energy Corp.	60,700	2,826
Occidental Petroleum Corp.	25,100	2,574
* Giant Industries, Inc.	20,900	1,391
* Oceaneering International, Inc.	29,400	1,348
Pogo Producing Co.	21,700	1,000
* Remington Oil & Gas Corp.	19,200	844
* TransMontaigne Inc.	49,600	556
Hess Corp.	10,000	528
Marathon Oil Corp.	5,600	466

		50,120

Financials (33.4%)
Citigroup, Inc.	938,900	45,293
Bank of America Corp.	729,759	35,101
Fannie Mae	669,300	32,193
American International Group, Inc.	496,500	29,318
Morgan Stanley	295,800	18,698
JPMorgan Chase & Co.	363,650	15,273
Washington Mutual, Inc.	315,371	14,375
AFLAC Inc.	306,500	14,206
National City Corp.	386,413	13,984
Freddie Mac	237,700	13,551
Lincoln National Corp.	202,171	11,411
Merrill Lynch & Co., Inc.	145,100	10,093
The Goldman Sachs Group, Inc.	61,700	9,282
Lehman Brothers Holdings, Inc.	126,900	8,268
Ambac Financial Group, Inc.	100,900	8,183
Torchmark Corp.	112,400	6,825
UnumProvident Corp.	363,000	6,581
Fidelity National Financial, Inc.	162,153	6,316
PNC Financial Services Group	81,100	5,691
MGIC Investment Corp.	81,400	5,291
First American Corp.	111,500	4,713
The Bank of New York Co., Inc.	135,100	4,350
MetLife, Inc.	83,700	4,286
Radian Group, Inc.	64,400	3,979
The Allstate Corp.	71,900	3,935
Mellon Financial Corp.	111,400	3,836
Capital One Financial Corp.	42,900	3,666
Old Republic International Corp.	166,987	3,569
Comerica, Inc.	66,200	3,442
The PMI Group Inc.	77,200	3,442
* E*TRADE Financial Corp.	145,500	3,320
Loews Corp.	93,600	3,318
Marsh & McLennan Cos., Inc.	121,600	3,270
AmerUs Group Co.	55,800	3,267
LandAmerica Financial Group, Inc.	48,800	3,152
Bear Stearns Co., Inc.	21,100	2,956
Prudential Financial, Inc.	37,100	2,883
Aon Corp.	81,500	2,838
The St. Paul Travelers, Cos. Inc.	55,700	2,483
CIT Group Inc.	46,200	2,416
First Horizon National Corp.	54,600	2,195
Protective Life Corp.	46,900	2,186
Nationwide Financial Services, Inc.	47,500	2,094
Fremont General Corp.	97,600	1,811
State Street Corp.	30,700	1,783
Countrywide Financial Corp.	44,100	1,679
American Financial Group, Inc.	38,400	1,647
MBIA, Inc.	26,200	1,534
Kilroy Realty Corp. REIT	20,900	1,510
Flagstar Bancorp, Inc.	89,900	1,435
Raymond James Financial, Inc.	47,400	1,435
The Principal Financial Group, Inc.	25,600	1,425
Commerce Group, Inc.	39,600	1,170
W.R. Berkley Corp.	27,600	942
Stewart Information Services Corp.	24,700	897
Annaly Mortgage Management Inc. REIT	69,700	893
AmSouth Bancorp	33,700	891
Huntington Bancshares Inc.	34,600	816
* Investment Technology Group, Inc.	15,400	783
Janus Capital Group Inc.	43,100	771
Jefferies Group, Inc.	23,600	699
Leucadia National Corp.	22,400	654
BB&T Corp.	13,500	561
HCC Insurance Holdings, Inc.	19,000	559
KeyCorp	14,300	510
The Hartford Financial Services Group Inc.	6,000	508
Downey Financial Corp.	7,300	495
Redwood Trust, Inc. REIT	6,900	337
BRE Properties Inc. Class A REIT	5,500	302
Greater Bay Bancorp	10,100	290
FelCor Lodging Trust, Inc. REIT	13,100	285
Avalonbay Communities, Inc. REIT	2,500	277
National Health Investors REIT	9,900	266
^ Capstead Mortgage Corp. REIT	28,900	219
StanCorp Financial Group, Inc.	3,600	183
BancorpSouth, Inc.	5,500	150
Thornburg Mortgage, Inc. REIT	4,200	117
The Chubb Corp.	2,300	115
Impac Mortgage Holdings, Inc. REIT	9,800	110
Citizens Banking Corp.	3,500	85
Anworth Mortgage Asset Corp. REIT	10,000	83
Astoria Financial Corp.	2,450	75
First Citizens BancShares Class A	300	60

		413,891

Health Care (14.2%)
Pfizer Inc.	2,285,400	53,638
Merck & Co., Inc.	1,101,100	40,113
UnitedHealth Group Inc.	535,700	23,989
Cardinal Health, Inc.	168,200	10,820
McKesson Corp.	228,400	10,799
AmerisourceBergen Corp.	161,700	6,778
* Express Scripts Inc.	90,500	6,492
Stryker Corp.	108,600	4,573
Quest Diagnostics, Inc.	64,800	3,883
Bristol-Myers Squibb Co.	123,600	3,196
* Forest Laboratories, Inc.	65,200	2,523
Aetna Inc.	45,000	1,797
* Invitrogen Corp.	22,800	1,506
Omnicare, Inc.	30,700	1,456
* Biogen Idec Inc.	25,000	1,158
Applera Corp.-Applied Biosystems Group	34,600	1,119
* Lincare Holdings, Inc.	20,300	768
CIGNA Corp.	7,000	690
* King Pharmaceuticals, Inc.	35,600	605
* Thermo Electron Corp.	3,300	120

		176,023

Industrials (3.9%)
General Electric Co.	180,000	5,933
Union Pacific Corp.	44,400	4,127
FedEx Corp.	30,200	3,529
Burlington Northern Santa Fe Corp.	37,900	3,004
Northrop Grumman Corp.	42,200	2,703
Eaton Corp.	34,900	2,631
Cendant Corp.	147,300	2,399
Manpower Inc.	35,500	2,293
Waste Management, Inc.	62,200	2,232
Parker Hannifin Corp.	22,300	1,730
Trinity Industries, Inc.	39,900	1,612
Emerson Electric Co.	18,500	1,550
* Terex Corp.	15,000	1,481
Lincoln Electric Holdings, Inc.	22,100	1,385
* EMCOR Group, Inc.	26,300	1,280
* Flowserve Corp.	18,800	1,070
Ryder System, Inc.	18,100	1,058
NACCO Industries, Inc. Class A	7,400	1,017
* United Rentals, Inc.	29,000	927
A.O. Smith Corp.	19,900	923
Lennox International Inc.	31,200	826
SPX Corp.	13,200	739
W.W. Grainger, Inc.	6,900	519
* Griffon Corp.	19,400	506
Valmont Industries, Inc.	8,600	400
The Timken Co.	11,400	382
Crane Co.	8,500	354
Teleflex Inc.	5,500	297
Masco Corp.	9,700	288
IKON Office Solutions, Inc.	21,000	265
Acuity Brands, Inc.	6,800	265
Mueller Industries Inc.	7,600	251
American Woodmark Corp.	4,900	172
Kelly Services, Inc. Class A	3,100	84
* Jacobs Engineering Group Inc.	400	32
Washington Group International, Inc.	200	11

		48,275

Information Technology (7.8%)
Hewlett-Packard Co.	795,800	25,211
* Dell Inc.	817,500	19,955
First Data Corp.	345,300	15,552
International Business Machines Corp.	112,900	8,673
* Tech Data Corp.	128,300	4,915
* Ingram Micro, Inc. Class A	249,200	4,518
* Lexmark International, Inc.	74,900	4,182
Motorola, Inc.	123,900	2,497
* Computer Sciences Corp.	29,400	1,424
Electronic Data Systems Corp.	57,700	1,388
* BEA Systems, Inc.	97,500	1,276
* Arrow Electronics, Inc.	35,800	1,153
Intersil Corp.	40,800	949
* BearingPoint, Inc.	107,500	900
* BMC Software, Inc.	36,900	882
Applied Materials, Inc.	52,500	855
Molex, Inc.	15,200	510
* Convergys Corp.	22,900	447
* Avnet, Inc.	20,900	418
* Agilent Technologies, Inc.	12,800	404
AVX Corp.	23,000	363
* Synopsys, Inc.	16,600	312
* MPS Group, Inc.	11,600	175
Imation Corp.	3,000	123

		97,082

Materials (1.5%)
Martin Marietta Materials, Inc.	32,800	2,990
Nucor Corp.	49,400	2,680
Commercial Metals Co.	99,500	2,557
Reliance Steel & Aluminum Co.	28,500	2,364
PPG Industries, Inc.	28,100	1,855
Vulcan Materials Co.	18,100	1,412
Temple-Inland Inc.	31,300	1,342
Airgas, Inc.	27,100	1,009
Alcoa Inc.	25,400	822
Ryerson Tull, Inc.	19,100	516
Worthington Industries, Inc.	17,100	358
H.B. Fuller Co.	7,900	344
Sensient Technologies Corp.	6,700	140

		18,389

Telecommunication Services (7.4%)
Verizon Communications Inc.	1,455,602	48,748
AT&T Inc.	1,046,448	29,185
BellSouth Corp.	311,300	11,269
* Qwest Communications International Inc.	269,700	2,182

		91,384

Utilities (1.7%)
American Electric Power Co., Inc.	166,600	5,706
FirstEnergy Corp.	88,300	4,787
Progress Energy, Inc.	88,300	3,785
CenterPoint Energy Inc.	251,500	3,144
Edison International	23,800	928
PG&E Corp.	18,500	727
Duquesne Light Holdings, Inc.	29,000	477
Aqua America, Inc.	19,600	447
Xcel Energy, Inc.	10,700	205
Great Plains Energy, Inc.	5,600	156
UniSource Energy Corp.	2,500	78

		20,440

Total Common Stocks
(Cost $1,125,328)		1,181,086

Temporary Cash Investments (4.5%)

Money Market Funds (4.1%)

1 Vanguard Market Liquidity Fund, 5.136%	50,791,524	50,792

	Face
	Amount
	($000)

U.S. Government Obligations (0.4%)

2 U.S. Treasury Bill
4.666% - 4.817%, 8/24/06	5,700	5,661

Total Temporary Cash Investments
(Cost $56,451)		56,453

Total Investments (100.0%)
(Cost $1,181,779)		1,237,539

Other Assets and Liabilities - Net (0.0%)		(443)

Net Assets (100%)		1,237,096

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Securities with a value of $5,661,000 have been segregated as initial margin for open futures contracts.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $1,181,779,000. Net unrealized appreciation of investment securities for tax purposes was $55,760,000, consisting of unrealized gains of $100,638,000 on securities that had risen in value since their purchase and $44,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 1.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2006, the aggregate settlement value of open futures contracts expiring in September 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	110	35,184	622

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund Schedule of Investments June 30, 2006
Capital Value Fund	Shares	Market Value ($000)

Common Stocks (99.5%)

Consumer Discretionary (21.6%)
Cinram International Income Fund	703,700	16,515
* Comcast Corp. Special Class A	447,600	14,672
American Axle & Manufacturing Holdings, Inc.	673,200	11,518
* R.H. Donnelley Corp.	211,559	11,439
Foot Locker, Inc.	333,200	8,160
Time Warner, Inc.	415,800	7,193
* Comcast Corp. Class A	149,500	4,895
Entercom Communications Corp.	175,500	4,591
Lear Corp.	182,400	4,051
Compagnie Generale des Etablissements Michelin SA	60,040	3,606
Black & Decker Corp.	24,900	2,103
* Viacom Inc. Class B	31,600	1,133
* TRW Automotive Holdings Corp.	34,200	933
Newell Rubbermaid, Inc.	34,100	881
CBS Corp.	31,300	847
* Liberty Global, Inc. Class A	39,093	840
* Liberty Global, Inc. Series C	39,646	815

		94,192

Energy (2.3%)
EnCana Corp.	95,010	5,001
Talisman Energy, Inc.	154,200	2,695
Devon Energy Corp.	30,100	1,818
Petroleo Brasileiro Series A ADR	7,900	631

		10,145

Financials (16.0%)
Bank of America Corp.	349,269	16,800
Citigroup, Inc.	338,700	16,339
ACE Ltd.	158,300	8,008
Apollo Investment Corp.	370,100	6,839
KKR Financial Corp. REIT	230,400	4,795
CIT Group Inc.	76,700	4,011
Platinum Underwriters Holdings, Ltd.	133,400	3,733
Capital One Financial Corp.	41,200	3,521
Promise Co., Ltd.	49,850	2,892
American International Group, Inc.	29,400	1,736
Everest Re Group, Ltd.	8,300	719

		69,393

Health Care (15.6%)
Sanofi-Aventis ADR	311,500	15,170
Wyeth	294,300	13,070
* Boston Scientific Corp.	541,600	9,121
Sanofi-Aventis	57,377	5,589
Cooper Cos., Inc.	123,800	5,483
GlaxoSmithKline PLC ADR	67,300	3,755
GlaxoSmithKline PLC	133,661	3,731
* Impax Laboratories, Inc.	544,500	3,400
Eli Lilly & Co.	54,200	2,996
* Theravance, Inc.	130,700	2,990
Aetna Inc.	63,100	2,520

		67,825

Industrials (14.1%)
Tyco International Ltd.	454,500	12,499
* US Airways Group Private Placement	244,224	12,343
Goodrich Corp.	244,500	9,851
* UAL Corp.	275,100	8,534
* YRC Worldwide, Inc.	100,800	4,245
* Continental Airlines, Inc. Class B	86,700	2,584
Walter Industries, Inc.	42,300	2,439
American Standard Cos., Inc.	53,300	2,306
European Aeronautic Defence and Space Co.	69,018	1,979
* Alliant Techsystems, Inc.	25,700	1,962
* AirTran Holdings, Inc.	78,500	1,167
* US Airways Group Inc.	20,300	1,026
* AMR Corp.	16,500	419

		61,354

Information Technology (15.6%)
* Cisco Systems, Inc.	1,158,300	22,622
Microsoft Corp.	384,600	8,961
Applied Materials, Inc.	444,900	7,243
* Fairchild Semiconductor International, Inc.	371,600	6,752
* Flextronics International Ltd.	478,300	5,080
* Sun Microsystems, Inc.	992,100	4,117
* Unisys Corp.	425,700	2,673
LM Ericsson Telephone Co. ADR Class B	78,300	2,587
* Powerwave Technologies, Inc.	282,600	2,577
* Arrow Electronics, Inc.	77,400	2,492
* Symantec Corp.	122,600	1,905
* BE Semiconductor Industries N.V	118,297	678
* Teradyne, Inc.	21,300	297

		67,984

Materials (9.6%)
Alcoa Inc.	369,500	11,957
Cytec Industries, Inc.	156,700	8,409
E.I. du Pont de Nemours & Co.	130,800	5,441
Chemtura Corp.	551,000	5,146
Temple-Inland Inc.	104,500	4,480
* Smurfit-Stone Container Corp.	351,812	3,849
* Pactiv Corp.	70,300	1,740
Albemarle Corp.	14,600	699

		41,721

Telecommunication Services (3.9%)
Sprint Nextel Corp.	589,812	11,790
Verizon Communications Inc.	70,900	2,374
* Embarq Corp.	50,545	2,072
* Suncom Wireless Holdings, Inc. Class A	380,000	570

		16,806

Other (0.8%)

1 Miscellaneous Securities	3,623

Total Common Stocks
(Cost $392,984)		433,043

	Face
	Amount
	($000)

Temporary Cash Investments (1.2%)

Deutsche Bank
5.200%, 7/3/06 (Dated 6/30/06 Repurchase Value $5,302,000 collateralized by Federal Home Loan Mortgage Corp., 5.000%, 06/01/35)
(Cost $5,300)	5,300	5,300

Total Investments (100.7%)
(Cost $398,284)		438,343

Other Assets and Liabilities - Net(-0.7%)	(3,077)

Net Assets (100%)		435,266

  * Non-income-producing security.
1 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liqudity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2006, the cost of investment securities for tax purposes was $398,284,000. Net unrealized appreciation of investment securities for tax purposes was $40,059,000, consisting of unrealized gains of $63,747,000 on securities that had risen in value since their purchase and $23,688,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 21, 2006

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 21, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.